ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2020
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Limited Partners' Capital Account by Class

The BAC’s issued and outstanding in each series at March 31, 2020 and 2019 are as follows:

	Issued		Outstanding
	2020	2019	2020	2019
Series 47	3,478,334	3,478,334	3,467,934	3,473,634
Series 48	2,299,372	2,299,372	2,284,372	2,291,372
Series 49	6,000,000	6,000,000	5,984,500	5,989,500

	11,777,706	11,777,706	11,736,806	11,754,506

Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Table Text Block]

The weighted average number of units in Series 47, 48 and 49 at March 31, 2020 and 2019 are as follows:

	2020	2019
Series 47	3,472,209	3,475,884
Series 48	2,289,622	2,293,247
Series 49	5,988,250	5,992,125

	11,750,081	11,761,256